Inventories, Net	12 Months Ended
Dec. 31, 2017
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Inventories, Net
10.	Inventories, Net

	Year ended December 31,
	2016		2017		2017
	BRL		BRL		USD
Finished goods for resale	R$	356,529	R$	466,486	US$	141,018
Allowance for slow moving and others		(4,518)		(9,854)		(2,979)

Total inventories, net	R$	352,011	R$	456,632	US$	138,039

During the years December 31, 2015, 2016 and 2017, inventories of R$873,068, R$1,040,768 and R$1,126,781 (US$344,707) were sold and recognized as cost of sales in the consolidated statements of profit or loss, respectively.

In addition, due to obsolescence, damaged and slow moving items, the Company recognizes an allowance on the related inventories to their net realizable value. For years ended December 31, 2015, 2016 and 2017, the Company recognized a loss of R$216, R$593 and R$5,336 (US$1,613), respectively, which was included in cost of sales in the consolidated statements of profit or loss.